Financial risk - Offset financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 68,159	$ 10,805
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	68,159	10,805
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(50,615)	(5,030)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	17,544	5,775
Derivative financial instruments used for hedging
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	68,159	10,805
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	68,159	10,805
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(50,615)	(5,030)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 17,544	$ 5,775